Variable Interest Entity and Redeemable Non-Controlling Interest - Narrative (Detail) - nCino K.K - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2019	Jul. 31, 2020	Jan. 31, 2020
Schedule of Equity Method Investments [Line Items]
Payments to noncontrolling interests	$ 4.7
Estimated redeemable noncontrolling interest redemption Value		$ 0.3	$ 0.0
nCino K.K
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent	51.00%